Submission	Apr. 27, 2026
Submission [Line Items]
Central Index Key	0002102155
Registrant Name	Quantum Leap Acquisition Corp
Registration File Number	333-293359
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A